Summary of Significant Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Revenues	322	0
Year end revenues			$ 0	$ 0
Allowance for doubfult accounts	$ 0		0
Cash and Cash Equivalents	7,319		$ 22,020
Cash in excess of FDIC limits	$ 0